Annual Total Returns - Fidelity Small-Mid Multifactor ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Fidelity Small-Mid Multifactor ETF
Bar Chart Table:
Annual Return 2020	8.90%